Trade, Other Payables and Provisions (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current
Other payables	$ 15,000,000	$ 3,000,000	$ 3,000,000
Current
Trade payables	363,000,000	350,000,000	358,000,000
Accruals	167,000,000	186,000,000	228,000,000
Short-term provisions	53,000,000	20,000,000	22,000,000
Derivatives	0	9,000,000	0
Other payables	3,000,000	29,000,000	30,000,000
Total current trade, other payables and deferred income	586,000,000	594,000,000	638,000,000
Total trade, other payables and provisions	601,000,000	597,000,000	641,000,000
Short term silicosis settlement provision	$ 11,000,000	$ 16,000,000	$ 0